Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of remuneration of key management personnel [line items]
Salaries, wages and welfare	¥ 13,803	¥ 15,218	¥ 12,151
Retirement scheme contributions	1,785	1,797	1,841
Remuneration for key management personnel	15,588	17,015	13,992
Directors and supervisors [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	1,298	878	2,952
Senior management [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	¥ 14,290	¥ 16,137	¥ 11,040